Intangible assets - Changes in DAC and other intangibles (Details) $ in Millions, ฿ in Billions			1 Months Ended	12 Months Ended
	Mar. 19, 2020 THB (฿) installment	Mar. 19, 2020 USD ($) installment	Apr. 30, 2020 THB (฿)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Movements in deferred acquisition costs and intangible assets
At beginning of period				$ 17,476
At end of period				20,345	$ 17,476
Shareholder-backed
Movements in deferred acquisition costs and intangible assets
At beginning of period				17,409	15,008
Removal of UK and Europe operations from opening balance					(143)
Additions				2,471	2,601
Amortisation to the income statement				(144)	451
Adjusted operating profit				(951)	(792)
Non-operating profit (loss)				807	1,243
Disposals and transfers				(12)	(11)
Exchange differences and other movements				57	134
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income				494	(631)
At end of period				20,275	17,409
PVIF and other intangibles
Additions				1,114	1,179
Amortisation				(230)	(243)
Intangible assets				4,059	3,170	$ 2,151
Shareholder-backed | TMB Bank
PVIF and other intangibles
Additions		$ 788
Period of bancassurance agreement	15 years	15 years
Cost of change in arrangements due to bancassurance agreement | ฿	฿ 24.5
Number of instalments in bancassurance agreement | installment	2	2
Payment for change in arrangements paid to bancassurance agreement | ฿			฿ 12.0
Shareholder-backed | PVIF and other intangibles
Movements in deferred acquisition costs and intangible assets
At beginning of period				3,170
Additions				1,114
Amortisation to the income statement				(225)
Adjusted operating profit				(220)
Non-operating profit (loss)				(5)
Disposals and transfers				(12)
Exchange differences and other movements				12
At end of period				4,059	3,170
Shareholder-backed | Software
PVIF and other intangibles
Additions				54
Amortisation				(34)
Disposals				(6)
Foreign exchange losses				3
Intangible assets				102	85
Shareholder-backed | Asia insurance operations | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
At beginning of period				1,999
Additions				617
Amortisation to the income statement				(308)
Adjusted operating profit				(308)
Exchange differences and other movements				45
At end of period				$ 2,353	$ 1,999
Shareholder-backed | US insurance operations
Movements in deferred acquisition costs and intangible assets
Assumption for long-term investment returns (as a percent)				7.15%	7.40%
Shareholder-backed | US insurance operations | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
At beginning of period				$ 12,240
Additions				740
Amortisation to the income statement				389
Adjusted operating profit				(423)	$ (297)
Non-operating profit (loss)				812
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income				494
At end of period				$ 13,863	$ 12,240
Assumption for long-term investment returns (as a percent)				7.15%	7.40%
Shareholder-backed | US insurance operations | Deferred acquisition costs | In-force fixed and fixed index annuity
Movements in deferred acquisition costs and intangible assets
Amortisation to the income statement				$ (764)